CRYPTOCURRENCY ASSETS	6 Months Ended
Jun. 30, 2023
Indefinite-lived Intangible Assets [Line Items]
CRYPTOCURRENCY ASSETS

6.    CRYPTOCURRENCY ASSETS

The amounts represented the cryptocurrencies held by the Group as of December 31, 2022 and June 30, 2023. For the year ended December 31, 2022 and six month ended June 30, 2023, the Group generated cryptocurrencies through cryptocurrency mining business and the mining pool business. The movement of cryptocurrencies was as follows:

	For the year ended	For the six months
	December 31, 2022	ended June 30, 2023
	US$	US$
Beginning balance	53,190	14,972
Cryptocurrencies mined from mining pool business	592,583	126,090
Cryptocurrencies mined from mining business	47,126	11,623
Deposits received from customers of mining data center	2,192	—
Distribution to pool participants	(611,747)	(121,486)
Payment of service expense and long-lived assets	(6,939)	(11,872)
Disposal of cryptocurrency assets*	(43,787)	(8,045)
Utility fee received from customers of mining data center	3,658	7,350
Cyberattack loss	(3,100)	—
Loan to a third party in the form of cryptocurrencies	—	(1,250)
Others	231	617
Impairment of cryptocurrency assets	(18,435)	(3,254)
Ending balance of cryptocurrency assets, net	14,972	14,745

* In January 2022, the Company entered into a loan agreement and a pledge agreement for one year, pursuant to which the lender agreed to lend to the Company funds equal to approximately US$6,306, which was 65% of the current fair market value of 4,000 Ethereum, with a fixed interest rate of 3.25% per annum. In June 2022, the loan has been fully settled by rendering the pledged Ethereum to the lender. Disposal of cryptocurrency assets for the six months ended June 30, 2022 included the carrying amount of the pledged Ethereum of US$9,628 rendered to the lender and the Group recorded a loss on disposal of cryptocurrencies in the amount of approximately US$3,322.

6.    CRYPTOCURRENCY ASSETS (continued)

In June 2023, the Company entered into two collar arrangements with a third party with one-month term to hedge the effect of future price fluctuation on Ethereum. Pursuant to the arrangements, the Company transferred in total of 3,200 Ethereum to the counterparty and received USDT and USDC equal to 70% of the initial notional amount of the Ethereum at the agreement date. Disposal of cryptocurrency assets for the six months ended June 30, 2023 included the net effect of the carrying amount of the Ethereum transferred to the counterparty of US$3,519 and the fair value of the USDC and USDC received of US$4,061. The Group also recorded a gain on disposal of cryptocurrencies related to the transfer of the Ethereum in the amount of US$2,306.